Loan Receivable (Tables)	6 Months Ended
Jun. 30, 2021
Loan Receivable
Schedule of Loan Receivable

As of June 30, 2021 and December 31, 2020, loan receivable consisted of the following:

	June 30,	December 31,
	2021	2020
Loan to Zash Global Media and Entertainment Corporation (i)	$5,000,000	$-

(i)	On February 18, 2021, the Company loaned $5,000,000 to ZASH Global Media and Entertainment Corporation (“ZASH”). The interest rate on the note is 3% per annum. The maturity date of the loan is August 17, 2023. The purpose of the loan is to engage in the acquisition, development and production of consumer facing content and related activities.